NET LOSS PER SHARE - Anti-dilutive Securities (Details) - shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Incremental shares on share options and share grant
NET LOSS PER SHARE
Antidilutive securities not included in the computation of diluted net loss per share	1,305,736	50,770